(22) OTHER PAYABLES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Other Payables Details Abstract
Consumers and concessionaires, current	R$ 93,612	R$ 93,068
Energy efficiency program - PEE, current	183,225	186,621
Research & Development - P&D, current	110,495	103,308
EPE/FNDCT/PROCEL (*), current	38,052	15,612
Reversion fund, current	1,712	0
Advances, current	197,470	300,214
Tariff discounts - CDE, current	96,819	25,040
Provision for socio environmental costs and asset retirement, current	22,709	16,360
Payroll, current	15,674	20,747
Profit sharing, current	95,502	80,518
Collections agreement, current	85,018	72,483
Guarantees, current	0	0
Business combination, current	7,598	6,927
Others, current	31,410	40,408
Total, current	979,296	961,306
Consumers and concessionaires, noncurrent	47,831	44,473
Energy efficiency program - PEE, noncurrent	120,563	110,931
Research & Development - P&D, noncurrent	72,941	68,780
EPE/FNDCT/PROCEL (*), noncurrent	0	0
Reversion fund, noncurrent	14,327	17,750
Advances, noncurrent	48,724	22,255
Tariff discounts - CDE, noncurrent	0	0
Provision for socio environmental costs and asset retirement, noncurrent	110,261	107,814
Payroll, noncurrent	0	0
Profit sharing, noncurrent	20,575	16,273
Collections agreement, noncurrent	0	0
Guarantees, noncurrent	5,515	5,959
Business combination, noncurrent	0	0
Others, noncurrent	34,659	32,654
Total, noncurrent	R$ 475,396	R$ 426,889